Intangible Assets (Details) - Schedule of estimated amortization: - USD ($)	Jul. 31, 2021	Jan. 31, 2021
Schedule of estimated amortization [Abstract]
Remainder of 2022	$ 64,870	$ 113,150
2023	129,776	113,150
2024	129,776	113,150
2025	113,109	113,150
2026 and thereafter	554,290	554,130
Total	$ 991,821	$ 1,006,730